Discontinued Operations (Tables) (Predecessor) (Ziegler Healthcare Real Estate Funds)	12 Months Ended
Dec. 31, 2012
Ziegler Healthcare Real Estate Funds
Discontinued Operations
Summary of operating income and gain on sale of the investment properties, which is included in discontinued operations on the combined statements of operations

	Year Ended December 31,
	2012	2011
Rental revenue	$670,185	$1,487,797
Other	(2,128)	(6,042)

Total Revenue	668,057	1,481,755
Operational expenses	(223,949)	(289,200)
Depreciation and amortization	(279,505)	(450,011)
Interest expense*	(362,247)	(561,104)
Change in fair value derivative liability		84,001

(Loss) income from operations on discontinued investment properties	(197,644)	265,441
Gain on sale of investment properties	1,519,485	—

Total Discontinued Operations	$1,321,841	$265,441

*
The interest expense is attributable to the mortgage held by the investment property.